Note 8 - Employee Benefit Plans (Details) - Accumulated Benefit Obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Benefit Obligations [Abstract]
Projected benefit obligation	$ 99,367	$ 87,895
Accumulated benefit obligation	92,590	81,018
Fair value of plan assets	$ 68,515	$ 65,082